Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of leases

(in millions)	December 31, 2022	December 31, 2021
Amortization of right-of-use assets	$82	$81
Interest expense on lease liabilities	23	27
Short-term and low-value leases expense	1	1
Total net lease cost	$106	$109
Weighted average remaining lease term	7.18 years	6.51 years
Weighted average discount rate	4.75%	6.65%

Schedule of lease liabilities
The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
(in millions)	Minimum Lease Payments	Present Value of Payments	Minimum Lease Payments	Present Value of Payments
Within 1 year	$92	$75	$157	$135
2-5 years	184	146	232	191
After 5 years	151	124	123	100
	$427	$345	$512	$426
Less: amounts representing
finance charges	(82)	—	(86)	—
Present value of minimum lease payments	$345	$345	$426	$426
Current		75		135
Non-current		270		291
		$345		$426
Supplemental cash flow information related to leases is as follows:

(in millions)	December 31, 2022	December 31, 2021
Cash flows used in operating activities:
Payments of short-term and low-value leases	$(1)	$(1)
Interest paid	(23)	(27)
Cash flows used in financing activities:
Payment of lease obligations	(89)	(78)

Disclosure of lease liabilities	The following table summarizes the movement of right-of-use assets which primarily relates to building and leasehold improvements during the years ended December 31, 2022 and 2021 is as follows:

(in millions)	December 31, 2022	December 31, 2021
Beginning balance	$305	$292
Additions	$59	94
Amortization	(82)	(81)
Ending balance	$282	$305